Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits
Schedule of composition of employee benefits
	2022	2021
	US $ in millions

Presented as non-current liabilities:
Present value of obligations (see section (f) below)	52.9	70.7
Fair value of the plan assets (see section (f) below)	(26.8)	(31.1)
Recognized liability for defined benefit obligations	26.1	39.6
Termination benefit-liability for early retirement	6.6	10.2
Other long-term benefits	12.5	15.8
Non-current	45.2	65.6
Presented as current liabilities:
Liability for annual leave	9.0	9.0
Current portion of liability for early retirement	2.8	4.3
Current (Note 14)	11.8	13.3

Total employee benefits	57.0	78.9

Schedule of movement in the present value of the defined benefit pension plan obligation and present value of plan assets and composition
(f)	Movement in the present value of the defined benefit pension plan obligation
	2022	2021
	US $ in millions

Defined benefit obligation at January 1	70.7	70.4
Benefits paid by the plan	(4.4)	(4.9)
Current service cost and interest	5.3	4.2
Foreign currency exchange changes in plan measured in a currency
different from the entity’s functional currency	(7.0)	1.1
Actuarial gains recognized in other comprehensive income	(11.7)	(0.1)
Defined benefit obligation at December 31	52.9	70.7
	2022	2021
	US $ in millions

Fair value of plan assets at January 1	31.1	30.7
Contribution paid by the Group	2.1	0.3
Benefits paid by the plan	(2.0)	(2.5)
Return on plan assets	0.8	0.7
Foreign currency exchange changes in plan measured in a currency
different from the entity's functional currency	(2.5)	0.6
Actuarial gains (loss) recognized in other comprehensive income	(2.7)	1.3
Fair value of plan assets at December 31	26.8	31.1
Plan assets composition

	2022	2021
	US $ in millions

Equity instruments	8.5	9.4
Debt instruments	12.8	15.0
Cash and deposits	2.4	2.0
Other	3.1	4.7
	26.8	31.1

Schedule of relevant discount rates under actuarial assumptions
	2022	2021	2020
Early retirement	4.7%-4.8%	1.0%-1.2%	0.9%-1.0%
Annual absence	5.1%-5.2%	2.6%-2.9%	2.4%-2.5%
Tuition fees	4.8%-5.0%	1.6%-2.2%	1.3%-1.9%
Defined benefit plan	3.8%-5.3%	0.7%-3.3%	1.0%-2.7%

Schedule of sensitivity analysis of actuarial assumptions
Reasonably possible changes to one of the relevant actuarial assumptions, assuming other assumptions constant, would have affected the defined benefit obligation by the amounts below:
	Defined benefit obligation
	At December 31, 2022
	Increase	Decrease
	US $ in millions

Discount rate (0.5% movement)	(1.4)	1.3
Future benefit growth (0.5% movement)	2.2	(2.2)